Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Accrued payroll and other welfare	$1,695,879	$1,898,958
Other accrued expenses	273,860	254,269
Total	$1,969,739	$2,153,227